Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Provision or benefit for income taxes	$ 0	$ 0
Income Tax Contingency [Abstract]
Valuation allowance	19,500,000
Increase (decrease) in valuation allowance	$ 3,400,000
Cumulative change in ownership	50.00%
Period of net operating loss and R&D tax credit carry forwards to offset future taxable income	3 years
Liability for uncertain tax positions	$ 0	$ 0
Period for material changes of liability for uncertain tax benefits	12 months
Interest related to unrecognized tax benefits in interest expense and penalties	$ 0
Federal [Member]
Income Tax Contingency [Abstract]
Tax loss carryforwards	$ 63,200,000
Net operating loss carryforwards, Expire date	begin to expire in 2037
Federal tax carry forward	$ 1,900,000
Tax credit carryforward, expiration date	begin to expire in 2039
Net operating losses	$ 59,800,000
Federal [Member] | Maximum [Member]
Income Tax Contingency [Abstract]
Percentage of federal net operating losses used to offset of future taxable income	80.00%
State [Member]
Income Tax Contingency [Abstract]
Tax loss carryforwards	$ 2,600,000
Net operating loss carryforwards, Expire date	2038
State tax credit carryforwards	$ 200,000
Tax credit carryforward, expiration date	begin to expire in 2043